Emergence from Voluntary Reorganization under Chapter 11 - Liabilities Subject to Compromise (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017	Feb. 28, 2017	Dec. 31, 2016
Reorganization Items [Line Items]
Liabilities subject to compromise	$ 100	$ 35,000	$ 1,000,336
Predecessor
Reorganization Items [Line Items]
Accounts payable and accrued expenses				$ 151,515
Accrued interest payable				15,238
Debt				833,800
Liabilities subject to compromise				$ 1,000,553